SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net Loss	$ (1,185,846)	$ (2,305,073)
Series A Preferred Stock Dividends	10,000	10,000
Net Loss Available to Common Stockholders and Assumed Conversions	$ (1,195,846)	$ (2,315,073)
Weighted Average Shares - Basic	5,324,402	4,753,151
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities	0	0
Weighted-Average Shares - Diluted	5,324,402	4,753,151
Basic	$ (0.22)	$ (0.49)
Diluted	$ (0.22)	$ (0.49)
Series A Convertible Preferred Stock [Member]
Shares Issuable Upon Conversion of Preferred Stock	0	0
Series B Convertible Preferred Stock [Member]
Shares Issuable Upon Conversion of Preferred Stock	0	0